Document and Entity Information	Sep. 26, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2024
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address Address Line 1	12920 SE 38th Street
Entity Address City Or Town	Bellevue
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001283699
Amendment Flag	false
Common Stock, Par Value $0.00001 Per Share [Member]
Entity Listings [Line Items]
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
3.550% Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Security 12b Title	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
3.700% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Security 12b Title	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
3.850% Senior Notes Due 2036 [Member]
Entity Listings [Line Items]
Security 12b Title	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ